Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Central Index Key	0001296484
Entity Registrant Name	TOP SHIPS INC.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Entity File Number	001-37889
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	1 Vasilisis Sofias and Megalou Alexandrou Str
Entity Address, Postal Zip Code	15124
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Location	Athens, Greece
Auditor Firm ID	1163
Document Shell Company Report	false
Document Registration Statement	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1 Vasilisis Sofias and Megalou Alexandrou Str
Entity Address, Postal Zip Code	15124
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
City Area Code	210
Local Phone Number	812 8107
Contact Personnel Name	Alexandros Tsirikos
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Series E Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,452
Series D Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	100,000
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TOPS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	39,831,972